Annual Total Returns[BarChart] - UltraChina ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(43.25%)	13.54%	52.03%	(2.34%)	(7.01%)	(16.18%)	105.73%	(46.51%)	40.07%	76.47%